Liability under insurance contracts - Summary of changes in policy reserves (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning Balance	₩ 54,330,046	₩ 53,391,401
Reserve	(84,712)	938,645
Business combination (Note 47)	71,406
Ending Balance	54,316,740	54,330,046
Automotive [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning Balance	0
Reserve	978
Business combination (Note 47)	902
Ending Balance	1,880	0
General [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reserve	20,127
Business combination (Note 47)	69,170
Ending Balance	89,297
LongTerm [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reserve	1,551
Business combination (Note 47)	1,334
Ending Balance	2,885
Life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning Balance	54,330,046
Reserve	(107,368)
Ending Balance	54,222,678	54,330,046
General Insurance [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reserve	22,656
Business combination (Note 47)	71,406
Ending Balance	94,062
General Insurance [Member] | Automotive [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reserve	978
Business combination (Note 47)	902
Ending Balance	1,880
General Insurance [Member] | General [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reserve	20,127
Business combination (Note 47)	69,170
Ending Balance	89,297
General Insurance [Member] | LongTerm [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reserve	1,551
Business combination (Note 47)	1,334
Ending Balance	2,885
Insurance contracts with fixed-interest
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning Balance	24,930,600	23,414,098
Reserve		1,516,502
Ending Balance		24,930,600
Insurance contracts with fixed-interest | Life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning Balance	24,930,600
Reserve	1,988,528
Ending Balance	26,919,128	24,930,600
Insurance contracts with variable-interest
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning Balance	29,399,446	29,977,303
Reserve		(577,857)
Ending Balance		29,399,446
Insurance contracts with variable-interest | Life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning Balance	29,399,446
Reserve	(2,095,896)
Ending Balance	₩ 27,303,550	₩ 29,399,446